June 26, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Confidential Submission of Draft Registration Statement

Dear Ladies and Gentlemen:

On behalf of Veeva Systems Inc., we are electronically transmitting for confidential submission a Draft Registration Statement on Form S-1.

Please contact me or Brian C. Patterson at (650) 321-2400 if you have any questions about this confidential submission.

Sincerely yours,

/s/ Richard C. Blake

Richard C. Blake

cc:	Robert V. Gunderson, Jr., Esq.
Josh Faddis, Esq.
Gordon K. Davidson, Esq.
Jeffrey R. Vetter, Esq.
James D. Evans Esq.

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

1200 SEAPORT BOULEVARD, REDWOOD CITY, CA 94063 / PHONE: 650.321.2400 / FAX: 650.321.2800

SILICON VALLEY / BOSTON / NEW YORK / SAN DIEGO